Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2023
Fidelity Freedom Blend 2030 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(17.42%)
Since Inception	3.82%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Since Inception	3.79%	[1]

[1]	A From August 31, 2018